Fair Value Measurements - Schedule of Valuation of Subscription Shares (Details)	Dec. 31, 2025	Aug. 11, 2025	Feb. 09, 2025	Dec. 06, 2024
Market Price [Member]
Schedule of Valuation of Subscription Shares [Line Items]
Subscription shares measurement input	9.02	10	1	11.92
Discount for Lack of Marketability [Member]
Schedule of Valuation of Subscription Shares [Line Items]
Subscription shares measurement input	9	9	7	8
Discount for Probability of Liquidation [Member]
Schedule of Valuation of Subscription Shares [Line Items]
Subscription shares measurement input	50	50	50	50
Discount for Expected Forfeiture [Member]
Schedule of Valuation of Subscription Shares [Line Items]
Subscription shares measurement input	10	10	20	20